As filed with the SEC on November 14, 2012

Securities Act File No. 333-183004

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 1

HENNESSY MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945

(Address of Registrant’s Principal Executive Offices)

(800) 966-4354

(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy

Hennessy Advisors, Inc.

7250 Redwood Blvd

Suite 200

Novato, CA 94945

(Name and Address of Agent for Service)

Copies of all communications to:

Peter D. Fetzer

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

It is proposed that this Registration Statement become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. The filing is being made solely for the purpose of adding Exhibit 12 to the Registrant’s Registration Statement on Form N-14 (File No. 333-183004), as filed with the Securities and Exchange Commission on August 2, 2012, as previously supplemented to date.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

PART A. INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Form N-14 Registration Statement of Hennessy Mutual Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on August 2, 2012, as previously supplemented to date (File No. 333-183004).

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Form N-14 Registration Statement of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on August 2, 2012, as previously supplemented to date (File No. 333-183004).

HENNESSY MUTUAL FUNDS, INC.

Part C. Other Information

November 13, 2012

Item 15.          Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, the Board of Directors of Hennessy Mutual Funds, Inc. (the “Registrant”) has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

“Article V

INDEMNIFICATION

Each officer and director of the Corporation shall be indemnified by the Corporation to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Corporation to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding (“non-party independent directors”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

C-1

The Corporation may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Corporation. The Corporation, however, may not purchase insurance on behalf of any officer or director of the Corporation that protects or purports to protect such person from liability to the Corporation or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Corporation may indemnify, make advances or purchase insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of the Corporation.”

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.          EXHIBITS.

1.	(a)	Articles of Incorporation, as supplemented.(1)

	(b)	Amendment to Articles of Incorporation.(4)

	(c)	Articles Supplementary.(5)

	(d)	Articles of Amendment.(8)

2.	Bylaws.(9)

3.	None.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed as Part A to the Registration Statement on Form N-14.

5.	None.

6.	(a)	Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated).(1)

	(b)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Mid Cap 30 Fund.(3)

	(c)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund.(6)

7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(7)

C-2

8.	None.

9.	Custodian Agreement with U.S. Bank, N.A.(7)

10.	Rule 18-f-3 Multi-Class Plan.(8)

11.	Opinion of Foley & Lardner regarding legality of issuance of shares.(10)

12.	Opinion of Foley & Lardner regarding tax matters (filed herewith).

13.	(a) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.(7)

(b) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC.(1)

(c) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC).(1)

(d) Servicing Agreement with Hennessy Advisors, Inc.(2)

(e) Amendment to Servicing Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund.(5)

14.	Consent of Independent Registered Public Accounting Firm.(10)

15.	None.

16.	Power of Attorney.(6)

17.	Form of Proxy Card.(10)

(1)	Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 31, 2001 and its accession number is 0000897069-01-000057.
(2)	Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on January 30, 2003 and its accession number is 0000897069-03-000120.
(3)	Previously filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 5 to the Registration Statement was filed on August 31, 1999 and its accession number is 0000897069-99-000448.
(4)	Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 12 was filed on July 22, 2003 and its accession number is 0000894189-03-000994.
(5)	Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 14 was filed on November 17, 2003 and its accession number is 0000897069-03-001443.
(6)	Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 16 was filed on December 3, 2004 and its accession number is 0000897069-04-002090.

C-3

(7)	Previously filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 19 was filed on February 28, 2006 and its accession number is 0000897069-06-000660.
(8)	Previously filed as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 22 was filed on February 29, 2008 and its accession number is 0000897069-08-000523.
(9)	Previously filed as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 23 was filed on February 27, 2009 and its accession number is 0000950137-09-001370.
(10)	Previously filed as an exhibit to the Form N-14 Registration Statement (File No. 333-183004) and incorporated by reference thereto. The Form N-14 Registration Statement (File No. 333-183004) was filed on August 2, 2012 and its accession number is 0001144204-12-042418.

ITEM 17.           UNDERTAKINGS.

(1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)       The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transactions.

C-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, Hennessy Mutual Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Novato and State of California, on the 13th day of November, 2012.

HENNESSY MUTUAL FUNDS, INC.
(Registrant)

By:	/s/ Neil J. Hennessy
Neil J. Hennessy, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Neil J. Hennessy	President (Principal Executive	November 13, 2012
Neil J. Hennessy	Officer) and a Trustee

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/ Teresa M. Nilsen	Executive Vice President and	November 13, 2012
Teresa M. Nilsen	Treasurer (Principal Financial and Accounting Officer)

*By:	/s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
Dated as of November 13, 2012

Signature Page

Exhibit index

Exhibit No.	Exhibit

1.	(a) Articles of Incorporation, as supplemented.*

(b) Amendment to Articles of Incorporation.*

(c) Articles Supplementary.*

(d) Articles of Amendment.*

2.	Bylaws.*

3.	None.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed as Part A to the Registration Statement on Form N-14.

5.	None.

6.	(a) Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated).*

(b) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund.*

(c) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund.*

7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.*

8.	None.

9.	Custodian Agreement with U.S. Bank, N.A.*

10.	Rule 18-f-3 Multi-Class Plan.*

11.	Opinion of Foley & Lardner regarding legality of issuance of shares.*

12.	Foley & Lardner regarding tax matters (filed herewith).

13.	(a) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.*

(b) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC.*

(c) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC).*

(d) Servicing Agreement with Hennessy Advisors, Inc.*

(e) Amendment to Servicing Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund.*

14.	Consent of Independent Registered Public Accounting Firm.*

15.	None.

16.	Power of Attorney.*

17.	Form of Proxy Card.*

* Incorporated by reference.

Exhibit Index